GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Gross carrying amount and accumulated amortization for identifiable intangible asset

The gross carrying amount and accumulated amortization for this identifiable intangible asset are as follows:

	December 31,
(In thousands)	2013	2012

Gross carrying amount	$188	$-
Accumulated amortization	(1)	-
Net amortizing intangibles	$187	$-

Estimated amortization expense for each of the five succeeding years	The estimated amortization expense for each of the five succeeding years ended December 31, is as follows:
(In thousands)
2014	$13
2015	13
2016	13
2017	13
2018	13
Thereafter	$122